united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright St., Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

17605 Wright St., Suite 2, Omaha, NE 68130

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 4/30

Date of reporting period: 10/31/16

Item 1. Reports to Stockholders.

Eas Crow Point Alternatives Fund

Semi-Annual Report

October 31, 2016

Class A Shares (EASAX)
Class C Shares (EASYX)
Class I Shares (EASIX)

1-877-EAS-0757
(1-877-327-0757)
www.crowpointfunds.com

Distributed by Northern Lights Distributors, LLC
Member FINRA

This report is authorized for distribution only to shareholders and to others who have received a copy of the Fund’s prospectus.

EAS Crow Point Alternatives Fund

PORTFOLIO REVIEW (Unaudited)

October 31, 2016

The Fund’s performance figures* for each of the periods ended October 31, 2016, as compared to its benchmark :

				Annualized Since
	Six Months	One Year	Five Years	Inception**
EAS Crow Point Alternatives Fund - Class A	0.45%	(2.51)%	1.62%	0.60%
EAS Crow Point Alternatives Fund - Class A with load	(5.07)%	(7.91)%	0.48%	(0.09)%
EAS Crow Point Alternatives Fund - Class C	0.12%	(3.11)%	0.86%	(0.10)%
EAS Crow Point Alternatives Fund - Class I	0.55%	(2.19)%	1.88%	0.85%
HFRI Fund of Funds Conservative Index ***	4.71%	0.33%	3.04%	0.97% (1)

*	The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower had the Advisor not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, including underlying funds, are 3.24%, 4.17% and 3.17% of Class A, Class C and Class I shares, respectively, per the Fund’s August 29, 2016 prospectus. Class A shares are subject to a maximum sales charge imposed on purchases of 5.50% and a maximum deferred sales charge on certain sales of 1.00%. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Returns greater than one year are annualized. For performance information current to the most recent month-end, please call 1-877-327-0757.

**	Inception date is August 14, 2008.

***	HFRI Fund of Funds Conservative Index (the “Index”) is an unmanaged index. Funds in the Index generally seek consistent returns by primarily investing in funds that generally engage in more conservative strategies such as equity market neutral, fixed income arbitrage and convertible arbitrage. Index returns assume reinvestment of dividends. Investors may not invest in the Index directly; unlike the Fund’s returns, the Index does not reflect any fees or expenses.

(1)	Inception performance for the HFRI Fund of Funds Conservative Index is as of August 31, 2008.

Top Ten Holdings by Asset Class or Industry as of October 31, 2016	% of Net Assets
Hedge Funds	24.8%
Mutual Funds - Equity	23.5%
Bonds & Notes	19.3%
Exchange Traded Funds - Debt Fund	3.3%
Telecommunications	2.4%
Pharmaceuticals	2.2%
Electric	2.1%
Insurance	2.0%
Oil & Gas	1.6%
Retail	1.6%
Other, Cash & Cash Equivalents	17.2%
100.0%

Top Ten Countries as of October 31, 2016	% of Total Investments
United States	77.4%
Cayman Islands	8.1%
Japan	3.6%
Britain	1.1%
Australia	0.9%
Hong Kong	0.8%
China	0.8%
Canada	0.8%
Thailand	0.6%
South Korea	0.5%
Other Countries	5.4%
100.0%

The Fund is subject to additional foreign exposure through short sale activity.

Please refer to the Portfolio of Investments in this semi-annual report for a detailed analysis of the Fund’s holdings.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

October 31, 2016

Shares		Value
	COMMON STOCK - 25.4%
	ADVERTISING - 0.1%
5,610	Aimia, Inc.	$30,347

	AEROSPACE/DEFENSE - 0.3%
275	General Dynamics Corp. +	41,454
203	Northrop Grumman Corp. +	46,487
		87,941
	AGRICULTURE - 0.5%
693	Imperial Tobacco Group PLC	33,467
1,232	Japan Tobacco, Inc.	46,825
733	Universal Corp. +	39,729
		120,021
	AIRLINES - 0.4%
816	Delta Air Lines, Inc. +	34,084
1,095	Japan Airlines Co. Ltd.	32,261
758	Southwest Airlines Co.	30,358
		96,703
	AUTO MANUFACTURERS - 0.3%
2,799	Ford Motor Co.	32,860
469	Renault SA	40,672
		73,532
	AUTO PARTS & EQUIPMENT - 0.6%
1,352	Cooper Tire & Rubber Co.	49,686
1,169	Exedy Corp.	33,273
660	Magna International, Inc.	27,119
47,521	Xinyi Glass Holdings Ltd.	40,873
6,612	Xinyl Automobile Glass Hong Kong Enterprises Ltd. *	1,287
		152,238
	BANKS - 0.4%
106	Banco Popular Espanol SA	116
99,080	Bank of China Ltd.	44,462
4,746	Bendigo & Adelaide Bank Ltd.	40,196
14,220	Kiatnakin Bank PCL	23,769
		108,543
	BEVERAGES - 0.1%
1,942	Kirin Holdings Co. Ltd.	33,403

	BIOTECHNOLOGY - 0.3%
279	Amgen, Inc.	39,384
439	Gilead Sciences, Inc. +	32,324
		71,708
	CHEMICALS - 0.7%
24,650	Alpek SAB de CV - Cl. A	36,882
1,391	Braskem S.A. - ADR +	24,690
10,428	Denka Co. Ltd.	47,335
420	LyondellBasell Industries NV	33,411
587	Stepan Co.	41,695
		184,013
	COMMERCIAL SERVICES - 0.4%
790	INC Research Holdings, Inc. * +	36,103
258	LSC Comunications, Inc. *	6,254
688	RR Donnelley & Sons Co.	12,212
2,616	Transcontinental, Inc. - Cl. A	35,017
		89,586
	COMPUTERS - 0.8%
349	Apple, Inc.	39,625
230	International Business Machines Corp.	35,349
970	Leidos Holdings, Inc.	40,323
1,764	Mentor Graphics Corp.	50,980
240	Sopra Steria Group	24,375
		190,652

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	DISTRIBUTION/WHOLESALE - 0.3%
2,715	ITOCHU Corp.	$34,323
1,209	PALTAC Corp.	29,660
		63,983
	DIVERSIFIED FINANCIAL SERVICES - 0.6%
2,291	Ellington Financial LLC +	36,335
13,756	Genworth Mortgage Insurance Ltd.	32,031
662	KB Finanial Group, Inc. - ADR	24,481
626	Macquarie Group Ltd.	38,013
2,523	Navient Corp.	32,244
		163,104
	ELECTRIC - 2.0%
609	American Electric Power Co., Inc.	39,488
49,692	China Power International Development Ltd.	18,134
2,907	Cia Paranaense de Energia - ADR +	33,169
9,935	Enea SA *	25,343
7,332	Enel SpA +	31,506
1,917	Enersis Americas SA - ADR	16,620
1,347	Enersis Chile SA - ADR +	6,695
630	Entergy Corp. +	46,418
1,525	Exelon Corp. +	51,957
1,304	Great Plains Energy, Inc.	37,086
1,831	Korea Electric Power Corp. - ADR	39,934
1,205	Public Service Enterprise Group, Inc.	50,706
11,080	REN - Redes Energeticas Nacionais SGPS SA	32,332
1,666	Spark Energy, Inc.	40,317
7,424	Terna SpA	36,313
		506,018
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
584	Bekaert NV	25,940
37,915	China High Speed Transmission Equiment Group Co. Ltd.	39,358
770	Energizer Holdings, Inc.	35,813
13,626	Xinjiang Goldwind Science & Technology Co. Ltd.	18,836
		119,947
	ELECTRONICS - 1.0%
5,085	AAC Technologies Holdings, Inc.	48,523
1,386	Hitachi High-Technologies Corp.	57,835
3,060	LG Display Co. Ltd. - ADR	36,751
1,525	Sanmina Corp. *	42,166
4,452	TTM Technologies, Inc. *	58,544
		243,819
	ENGINEERING & CONSTRUCTION - 0.5%
42,420	China Railway Group Ltd.	32,821
10,389	Downer EDI Ltd.	46,089
2,523	Kyowa Exeo Corp.	37,934
		116,844
	ENTERTAINMENT - 0.2%
28,854	Berjaya Sports Toto Bhd	21,941
1,407	International Game Technology PLC	40,409
		62,350
	FOOD - 0.8%
1,590	Arcs Co. Ltd.	39,930
2,235	Axfood AB	34,981
1,301	Corbion NV	29,978
1,353	Nichirei Corp.	29,611
617	Sysco Corp.	29,690
558	Tyson Foods, Inc.	39,534
		203,724

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	FOREST PRODUCTS & PAPER - 0.5%
750	Holmen AB	$25,705
941	International Paper CO.	42,373
2,022	UMP-Kymmene Oyj	46,990
		115,068
	GAS - 0.0%
713	Hong Kong & China Gas Co.	1,398

	HEALTHCARE - SERVICES - 0.8%
408	Aetna, Inc. +	43,799
1,218	BML, Inc.	32,303
692	HCA Holdings, Inc. * +	52,959
878	Healthsouth Corp.	35,252
2,668	NMC Health PLC	47,590
		211,903
	HOME BUILDERS - 0.2%
2,529	Galliford Try PLC	37,855

	INSURANCE - 1.7%
1,736	Assured Guaranty Ltd.	51,889
1,943	CNP Assurances	33,621
3,500	Dai-ichi Life Insurance Co. Ltd.	51,325
1,746	Genworth MI Canada, Inc.	37,949
1,089	MS&AD Insurance Group Holdings, Inc.	32,353
10,295	Old Mutual PLC	25,327
473	Prudential Financial, Inc.	40,106
221	Swiss Life Holding AG	58,552
546	Swiss Re AG	50,741
1,157	Unum Group	40,958
		422,821
	INTERNET - 0.2%
1,165	Gurunavi, Inc.	31,928
2,097	New Media Investment Group, Inc.	30,197
		62,125
	INVESTMENT COMPANIES - 0.1%
1,639	Solar Capital Ltd. +	32,977

	IRON/STEEL - 0.5%
511	Nucor Corp. +	24,962
590	POSCO - ADR	30,651
1,294	Steel Dynamics, Inc.	35,533
1,205	Ternium SA - ADR	28,812
		119,958
	MACHINERY - DIVERSIFIED - 0.2%
325	Cummins, Inc.	41,541

	METAL FABRICATE/HARDWARE - 0.2%
1,219	Timken Co.	40,288

	MINING - 0.3%
4,384	OZ Minerals Ltd.	22,351
740	Rio Tinto PLC	25,654
9,804	Turquoise Hill Resources Ltd. *	30,431
		78,436
	MISCELLANEOUS MANUFACTURING - 0.5%
999	FUJIFILM Holdings Corp.	37,789
1,622	General Electric Co.	47,200
393	Siemens AG	44,567
		129,556

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	MULTI-NATIONAL - 0.1%
1,264	Banco Latinoamericano de Comercio Exterior SA +	$34,090

	OIL & GAS - 1.6%
337	Chevron Corp. +	35,301
14,247	CNOOC Ltd.	18,133
2,683	Cosmo Energy Holdings Co. Ltd.	35,183
452	Exxon Mobil Corp. +	37,661
1,351	Lukoil - ADR +	65,672
961	OMV AG	29,997
710	Royal Dutch Shell PLC	17,670
13,168	Saras SpA	22,836
19,321	Thai Oil PCL	38,645
622	Valero Energy Corp. +	36,847
1,234	Western Refining, Inc. +	35,601
1,197	Woodside Petroleum Ltd.	25,841
		399,387
	PHARMACEUTICALS - 1.2%
1,798	Alfresa Holdings Corp.	38,018
466	Cardinal Health, Inc.	32,009
1,537	Daiichi Sankyo Co. Ltd.	36,946
2,016	GlaxoSmithKline PLC	39,837
517	Johnson & Johnson	59,967
897	Merck & Co., Inc.	52,672
529	Teva Pharmaceutical Industries Ltd. - ADR	22,609
1,546	Toho Holdings Co. Ltd.	32,440
		314,498
	PIPELINES - 0.1%
697	Spectra Energy Corp.	29,142

	REAL ESTATE - 0.2%
7,507	Wheelock Co. Ltd.	46,369

	REITS - 0.9%
44,091	Champion REIT	25,074
2,319	Colony Capital, Inc. +	44,084
2,436	Host Hotels & Resorts, Inc.	37,709
25,478	Mapletree Industrial Trust	31,484
4,777	MFA Mortgage Investments, Inc. +	34,920
1,901	Starwood Property Trust, Inc.	42,278
		215,549
	RETAIL - 1.5%
2,208	American Eagle Outfitters, Inc.	37,624
702	Aoyama Trading Co. Ltd.	24,717
1,516	Best Buy Co. Inc. +	58,988
799	Big Lots, Inc.	34,677
359	Canadian Tire Corp.	34,924
31,130	Debenhams PLC	20,410
1,733	JB Hi-Fi Ltd.	37,439
729	Target Corp.	50,104
15,511	Wal-Mart de Mexico SAB de CV	32,972
1,670	WH Smith PLC	30,033
62,423	Xtep International Holdings Ltd.	27,529
		389,417
	SEMICONDUCTORS - 0.1%
1,197	Taiwan Semiconductor Manufacturing Co. Ltd. - ADR +	37,227

	SHIPBUILDING - 0.1%
30,753	Yangzijiang Shipbuilding Holdings Ltd.	16,460

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	SOFTWARE - 0.9%
1,026	CA, Inc.	$31,539
258	Donnelley Financial Solutions, Inc. *	5,534
1,308	Micro Focus International PLC	34,190
854	Microsoft Corp. +	51,172
2,371	Nuance Communications, Inc. *	33,241
565	Oracle Corp Japan	30,754
785	Software AG	28,483
		214,913
	TELECOMMUNICATIONS - 2.1%
5,733	Advanced Info Service PCL	25,145
1,329	AT&T, Inc. +	48,894
685	Chunghwa Telecom Co Ltd. - ADR	23,393
999	Cisco Systems, Inc. +	30,649
8,042	Frontier Communications Corp. +	32,329
448	Hikari Tsushin, Inc.	41,097
207,306	Jasmine International PCL	49,461
1,007	Nippon Telegraph and Telephone Corp. - ADR +	44,701
12,041	Spark New Zealand Ltd.	31,528
1,230	Telekomunikasi Indonesia Persero Tbk PT - ADR	39,963
7,446	Telia Co AB	29,796
5,133	Telkom SA SOC Ltd.	23,684
844	Verizon Communications, Inc. +	40,596
933	Vodafone Group PLC - ADR +	25,975
3,265	VTech Holdings Ltd.	40,082
		527,293
	TRANSPORTATION - 0.6%
92,840	BTS Group Holdings PCL	22,681
12,559	MISC Bhd	22,513
568	Ryder System, Inc.	39,414
4,744	Sankyu, Inc.	27,944
9,904	Super Group Ltd. *	29,235
		141,787

	TOTAL COMMON STOCK (Cost - $6,115,142)	6,378,534

	PREFERRED STOCK - 2.3%
	BANKS - 1.2%
7,796	Bank of America Corp., 6.00%	202,696
3,821	BB&T Corp., 5.625%	101,142
		303,838
	ELECTRIC - 0.1%
1,154	Southern Co., 6.25%	30,823

	INSURANCE - 0.3%
2,338	Torchmark Corp., 6.125%	63,272

	REITS - 0.3%
3,118	DuPont Fabro Techonolgy, Inc., 6.625%	85,745

	RETAIL - 0.1%
1,414	TravelCenters of America LLC, 8.00%	36,372

	TELECOMMUNICATIONS - 0.3%
2,970	Qwest Corp., 7.00%	78,527

	TOTAL PREFERRED STOCK (Cost - $566,839)	598,577

	HEDGE FUNDS - 24.8%
59,791	Discovery Multi Manager Fund > (Cost- $6,056,969)	6,249,218

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	MUTUAL FUNDS - 23.5%
	EQUITY FUNDS - 23.5%
597,648	Crow Point Alternative Income Fund - Class I #	$5,020,247
51,707	Crow Point Defined Risk Global Equity Fund - Class I #	417,275
51,125	Crow Point Global Dividend Plus Fund #	491,820
	TOTAL EQUITY FUNDS (Cost - $6,007,218)	5,929,342

	EXCHANGE TRADED FUNDS - 5.7%
	COMMODITY FUNDS - 0.2%
311	SPDR Gold Shares *	37,923

	DEBT FUND - 3.3%
4,377	First Trust Senior Loan ETF	211,847
1,536	iShares iBoxx $ Investment Grade Corporate Bond ETF	185,825
7,704	SPDR Barclays High Yield Bond ETF	279,347
6,080	SPDR Barclays Short Term High Yield Bond ETF	167,079
		844,098
	EQUITY FUND - 2.2%
5,166	ProShares VIX Short-Term Futures ETF *	146,818
18,462	Recon Capital NASDAQ - 100 Covered Call ETF +	409,672
		556,490

	TOTAL EXCHANGE TRADED FUNDS (Cost - $1,422,872)	1,438,511

Par Value
	BONDS & NOTES - 19.3%
	COMMERCIAL MBS - 8.2%
$8,023	Banc of America Commercial Mortgage Trust 2006-3, 5.889%, 7/10/44 ~	8,011
248	Banc of America Funding 2006-2 Trust, 5.75%, 3/25/36	232
37,987	Banc of America Merrill Lynch Commercial Mortgage, Inc., 4.727%, 7/10/43	38,008
500,000	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP20, 5.126%, 10/12/42 ~	495,145
150,000	Bear Stearns Commercial Mortgage Securities Trust 2007-PWR18, 6.087%, 6/11/50 ~	153,957
750,000	Citigroup Commercial Mortgage Trust 2008-C7, 6.130%, 12/10/49 ~	770,408
343,173	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX, 3.139%, 6/15/45	350,844
110,269	Morgan Stanley Capital I Trust 2006-IQ11, 5.721%, 10/15/42 ~	110,584
150,000	Morgan Stanley Capital I Trust 2007-HQ12, 5.722%, 4/12/49 ~	150,385
47	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-7 Trust, 4.458%, 9/25/36 ~	27
		2,077,601
	FOOD - 0.9%
250,000	Del Monte Foods, Inc., 4.910%, 2/18/21 ~	233,125

	HEALTHCARE - PRODUCTS - 0.0%
4,067	Hologic, Inc., 3.080%, 8/1/19 ~	4,047

	HOME EQUITY ABS - 0.0%
407	Countrywide Asset-Backed Certificates, 5.216%, 10/25/17 ~	406
5,973	Residential Asset Securities Corp., 3.87%, 5/25/33 ~	6,082
		6,488
	LODGING - 0.9%
227,055	Hilton Worldwide Finance LLC, 3.452%, 10/26/20 ~	228,333

	OTHER ABS - 8.3%
1,000,000	Blue Hill CLO Ltd., 4.122%, 1/15/26 ^ ~	928,038
200,774	Carlyle High Yield Partners X Ltd., 0.835%, 4/19/22 ^ ~	200,776
199,611	Diversified Asset Securitization Holdings II LP, 1.002%, 9/15/35 > ^ ~	199,611
4,226	GSAMP Trust 2005 - SEA2, 0.777%, 1/25/45 ^ ~	4,201
750,000	Halcyon Loan Advisors Funding, 3.621%, 10/22/25 ^ ~	733,136
20,000	Trade MAPS 1 Ltd., 2.724%, 12/10/18 ^ ~	19,986
		2,085,748

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Par Value		Value

	PHARMACEUTICALS - 1.0%
$250,000	Grifols Worldwide Operations USA, Inc., 3.774%, 2/27/21 ~	$252,500
1,269	Valeant Pharmaceuticals International, Inc., 4.021%, 2/13/19	1,268
		253,768

	TOTAL BONDS & NOTES (Cost - $4,970,432)	4,889,110

	TOTAL INVESTMENTS - 101.0% (Cost - $25,139,472) (a)	$25,483,292
	SECURITIES SOLD SHORT - (14.1) % (Proceeds - $3,618,952)	(3,564,201)
	OTHER ASSETS LESS LIABILITIES - 13.1%	3,316,684
	NET ASSETS - 100.0%	$25,235,775

Shares
	SECURITIES SOLD SHORT * - 14.1%
	AEROSPACE/DEFENSE - 0.1%
6,487	IHI Corp.	17,099
693	Zodiac Aerospace	16,842
		33,941
	AGRICULTURE - 0.0%
33,212	China Agri-Industries Holdings Ltd.	13,020

	APPAREL - 0.1%
1,059	Crocs, Inc.	8,144
338	Deckers Outdoor Corp.	17,640
		25,784
	AUTO MANUFACTURERS - 0.2%
13,660	Brilliance China Automotive Holdings Ltd.	16,223
14,294	Great Wall Motor Co. Ltd.	13,953
905	Kandi Technologies Group, Inc.	4,525
502	Suzuki Motor Corp.	17,819
		52,520
	BANKS - 0.5%
94	Banco Popular Espanol SA	103
15,297	Bankia SA	13,448
8,007	Barclays PLC	18,603
5,091	Royal Bank of Scotland Group PLC	11,754
289	SVB Financial Group	35,336
509	Texas Capital Bancshares, Inc.	30,184
2,498	Unione di Banche Italiane SpA	6,879
		116,307
	BEVERAGES - 0.1%
3,405	Tsingtao Brewery Co. Ltd.	13,611

	BIOTECHNOLOGY - 0.2%
372	Bluebird Bio, Inc.	17,763
169	Incyte Genomics, Inc.	14,698
175	Vertex Pharmaceuticals, Inc.	13,276
		45,737
	CHEMICALS - 0.2%
869	Axalta Coating Systems Ltd.	21,829
251	Symrise AG	17,199
285	WR Grace & Co.	19,084
		58,112
	COMMERCIAL SERVICES - 0.2%
169	FleetCor Technologies, Inc.	29,626
106	Herc Holdings, Inc.	3,190
320	Hertz Global Holdings, Inc.	10,608
230	Monro Muffler Brake, Inc.	12,650
		56,074

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	COMPUTERS - 0.1%
1,830	Indra Sistemas SA	$22,638

	COSMETICS/PERSONAL CARE - 0.1%
837	Unicharm Corp.	19,901

	DISTRIBUTION/WHOLESALE - 0.0%
418	G-III Apparel Group Ltd.	10,918

	DIVERSIFIED FINANCIAL SERVICES - 0.5%
16,598	Aplus Financial Co. Ltd.	16,743
764	Hong Kong Exchanges and Clearing Ltd.	20,236
5,725	Huatai Securities Co. Ltd. ^	12,107
3,630	Nomura Holdings, Inc.	18,187
1,925	PHH Corp.	27,951
813	PSG Group Ltd.	12,705
13,811	Value Partners Group Ltd.	13,215
1,127	WisdomTree Investments, Inc.	9,670
		130,814
	ELECTRIC - 0.0%
1,248	Shikoku Electric Power Co., Inc.	11,734

	ELECTRICAL COMPONENT & EQUIPMENT - 0.1%
553	Leoni AG	20,965

	ELECTRONICS - 0.3%
623	Hamamatsu Photonics KK	18,853
320	OSI Systems, Inc.	22,442
1,443	Yaskawa Electric Corp.	23,028
		64,323
	ENERGY-ALTERNATE SOURCES - 0.1%
17,601	China Longyuan Power Group Corp. Ltd.	13,459

	ENGINEERING & CONSTRUCTION - 0.1%
529	Bilfinger Berger AG	18,612
1,727	Chiyoda Corp.	15,070
		33,682
	ENTERTAINMENT - 0.1%
1,255	Betsson AB	12,131
24,171	Genting Singapore PLC	12,937
		25,068
	ENVIRONMENTAL CONTROL - 0.1%
397	Clean Harbors, Inc.	18,786
199	Stericycle, Inc.	15,938
		34,724
	EXCHANGE TRADED - DEBT FUND - 0.7%
6,530	SPDR Barclays International Treasury Bond ETF	180,424

	EXCHANGE TRADED - EQUITY FUNDS - 3.3%
1,302	iShares Europe ETF	49,645
3,299	iShares MSCI EAFE ETF	190,748
8,760	iShares MSCI Emerging Markets ETF	325,346
1,021	SPDR S&P500 ETF Trust	217,014
816	SPDR Utilities Select Sector Fund	40,335
		823,088
	FOOD - 0.1%
17,684	First Pacific Co.	13,409
10,646	Tingyi Cayman Islands Holding Corp.	11,490
		24,899

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	FOREST PRODUCTS & PAPER - 0.0%
1,984	Metsa Board - Class B	$11,385

	GAS - 0.1%
10,956	Hong Kong & China Gas Co. Ltd.	21,474

	HEALTHCARE-PRODUCTS - 0.5%
4,659	Accuray, Inc.	22,829
2,210	Elekta AB	19,193
1,501	Endologix, Inc.	15,701
878	Getinge AB	14,404
691	Insulet Corp.	25,650
1,201	Quidel Corp.	23,179
934	Topcon Corp.	13,963
		134,919
	HEALTHCARE - SERVICES - 0.1%
1,479	UDG Healthcare PLC	11,800
128	Orpea	10,641
		22,441
	HOLDING COMPANIES DIVERSIFIED - 0.1%
3,530	Grupo Carso SAB de CV	15,503

	INSURANCE - 0.3%
254	Navigators Group, Inc.	23,673
1,438	Sony Financial Holdings, Inc.	20,198
1,741	Third Point Reinsurance Ltd.	20,457
566	Topdanmark A/S	15,221
		79,549
	INTERNET - 0.3%
767	21Vianet Group, Inc.	5,607
344	58.com, Inc.	14,396
53	Baidu, Inc.	9,374
1,588	Fang Holdings Ltd.	5,288
957	JD.com, Inc.	24,834
1,336	Rakuten, Inc.	15,415
5,873	Renren, Inc. - ADR	11,511
		86,425
	INVESTMENT COMPANIES - 0.1%
375	Exor SpA	15,913

	IRON/STEEL - 0.1%
3,173	Outokumpu OYJ	22,087

	LEISURE TIME - 0.2%
11,394	Piaggio & C SpA	19,859
106	Shimano, Inc.	18,116
10,448	Thomas Cook Group PLC	8,865
		46,840
	LODGING - 0.2%
4,159	City Developments Ltd.	25,368
127,802	Macau Legend Development Ltd.	22,413
		47,781
	MACHINERY - DIVERSIFIED - 0.4%
650	Alstom SA	17,436
955	Chart Industries, Inc.	26,492
95	Fanuc Corp.	17,791
162	Man AG	16,544
1,218	Weir Group PLC	25,280
		103,543

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	MEDIA - 0.3%
122	Charter Communications, Inc.	$30,487
1,204	Houghton Mifflin Harcourt Co.	15,231
561	Schibsted ASA	13,469
490	Tribune Media Co.	15,974
		75,161
	METAL FABRICATE/HARDWARE - 0.1%
863	Sun Hydraulics Corp	25,398

	MINING - 0.4%
41,850	Aluminum Corp of China	15,542
1,829	Antofagasta PLC	12,125
7,757	Glencore Xstrata PLC	23,676
27,899	Minera Frisco SAB de CV	21,776
991	Southern Copper Corp.	28,135
		101,254
	MISCELLANEOUS MANUFACTURING - 0.3%
17,407	Bombardier, Inc.	23,119
12,290	China International Marine Containers Group Co. Ltd.	14,644
1,707	Hexpol AB	14,049
359	Proto Labs, Inc.	16,047
		67,859
	OIL & GAS - 0.4%
867	Imperial Oil Ltd.	28,140
331	Occidental Petroleum Corp.	24,133
14,931	Ophir Energy PLC	12,624
160	PetroChina Co Ltd.	10,837
3,151	Petroleo Brasileiro SA - ADR	34,850
		110,584
	OIL & GAS SERVICES - 0.5%
2,694	Aker Solutions ASA	12,416
515	Baker Hughes, Inc.	28,531
445	Cie Generale de Geophysique	11,741
19,268	China Oilfield Services Ltd.	18,635
2,591	Hunting PLC	15,928
1,173	Thermon Group Holdings, Inc.	21,501
2,376	Weatherford International Ltd.	11,452
		120,204
	PHARMACEUTICALS - 0.2%
1,706	Ironwood Pharmaceuticals, Inc.	21,786
17,411	Luye Pharma Group Ltd.	11,720
4,182	Shanghai Fosun Pharmaceutical Group Co. Ltd.	12,862
		46,368
	PRIVATE EQUITY - 0.1%
485	Onex Corp.	31,396

	REAL ESTATE - 0.3%
5,737	IMMOFINANZ AG	12,345
48,669	Poly Property Group Co. Ltd.	15,439
669	Realogy Holdings Corp.	15,313
1,149	The St. Joe Co.	20,337
		63,434
	REITS - 0.1%
1,006	American Homes 4 Rent	21,237
1,254	Hispania Activos Inmobiliarios SOCIMI SA	15,423
		36,660
	RETAIL - 0.3%
2,780	Alsea SAB de CV	10,424
6,515	Baoxin Auto Group Ltd.	2,125
480	Don Quijote Holdings Co. Ltd.	18,248

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

October 31, 2016

Shares		Value
	RETAIL (Continued) - 0.3%
135	Dufry AG	$16,436
463	Zalando SE ^	20,297
		67,530
	SEMICONDUCTORS - 0.2%
339	Power Integrations, Inc.	21,849
1,010	Veeco Instruments, Inc.	21,917
		43,766
	SOFTWARE - 0.7%
289	ANSYS, Inc.	26,400
1,025	Callidus Software, Inc.	18,706
476	Medidata Solutions, Inc.	22,843
686	PTC, Inc.	32,544
299	SimCorp A/S	16,500
144	Tyler Technologies, Inc.	23,098
8,781	Zynga, Inc.	24,675
		164,766
	TELECOMMUNICATIONS - 0.3%
170	ATN International, Inc.	11,499
3,927	Chorus Ltd.	10,268
905	General Communication, Inc.	14,335
17,292	Telecom Italia SpA	14,984
432	ViaSat, Inc.	30,525
		81,611
	TRANSPORTATION - 0.3%
1,514	Heartland Express Inc	27,858
449	Kirby Corp.	26,469
3,121	Nishi-Nippon Railroad Co., Ltd.	14,790
150	Panalpina Welttransport Holding AG	19,490
		88,607

	SECURITIES SOLD SHORT (Proceeds - $3,618,952)(a)	$3,564,201

*	Non-income producing security.

+	All or a portion of the security is held as collateral for covered shorts. Total value of pledged securities at October 31, 2016 is $1,580,134 or 6.3% of net assets.

#	Affiliated Investment Company.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities had a fair value of $2,053,344 and 8.1% of net assets.

>	The value of this security has been determined in good faith under the policies of the Board of Trustees. The value of such securities is $6,468,815 or 25.6% of net assets.

~	Floating rate or step coupon security - interest rate shown reflects the rate currently in effect.

ADR - American Depositary Receipt

ETF - Exchange Traded Fund

LLC - Limited Liability Company

(a)	Represents cost for financial reporting purposes. The cost for federal income tax purposes (including securities sold short and written options) is $21,520,520 and differs from fair value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized appreciation:	$1,204,666
Unrealized depreciation:	(806,095)
Net unrealized appreciation:	$398,571

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

October 31, 2016

ASSETS
Investment securities:
Unaffiliated Securities at Cost	$19,132,254
Affiliated Securities at Cost	6,007,218
Unaffiliated Securities at Value	$19,553,950
Affiliated Securities at Value	5,929,342
Cash at broker	3,685,605
Receivable for securities sold	2,285
Receivable for Fund shares sold	142
Dividends and interest receivable	52,529
Prepaid expenses and other assets	64,896
TOTAL ASSETS	29,288,749

LIABILITIES
Securities sold short (proceeds $3,618,952)	3,564,201
Fund shares repurchased	276,472
Investment advisory fees payable	10,768
Interest payable	2,467
Due to broker - foreign cash (cost $167,914)	168,194
Payable to related parties	16,010
Distribution (12b-1) fees payable	4,580
Accrued expenses and other liabilities	10,282
TOTAL LIABILITIES	4,052,974
NET ASSETS	$25,235,775

Net Assets Consist Of:
Paid in capital	$28,455,746
Accumulated net investment loss	(4,961)
Accumulated net realized loss from security transactions, option contracts and securities sold short	(3,613,580)
Net unrealized appreciation on:
Investments	343,819
Securities sold short	54,751
NET ASSETS	$25,235,775

Net Asset Value Per Share:
Class A Shares:
Net Assets	$16,040,511
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,863,018
Net asset value and redemption price per share (Net assets/Shares of Beneficial Interest) (a)	$8.61
Maximum Offering price per share
(Net asset value plus maximum sales charge of 5.50%)	$9.11

Class C Shares:
Net Assets	$1,246,564
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	148,287
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$8.41

Class I Shares:
Net Assets	$7,948,700
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	918,358
Net asset value, offering price and redemption price per share
(Net assets/Shares of Beneficial Interest) (a)	$8.66

(a)	Redemptions made within 30 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended October 31, 2016

INVESTMENT INCOME
Dividends (net of $7,408 foreign taxes)	$246,691
Interest	149,748
TOTAL INVESTMENT INCOME	396,439

EXPENSES
Investment advisory fees	152,818
Distribution (12b-1) fees:
Class A	24,169
Class C	6,920
Administrative services fees	44,786
Registration fees	29,600
Dividends on securities sold short	25,352
Custodian fees	19,915
Transfer agent fees	18,870
Accounting services fees	18,453
Trustees’ fees and expenses	7,330
Overdraft expense	6,813
Legal fees	5,920
Printing and postage expenses	5,920
Compliance officer fees	4,625
Non 12b-1 shareholder servicing expense	3,885
Short sale interest expense	1,558
Audit Fees	185
Other expenses	1,769
TOTAL EXPENSES	378,888
Fees waived by Advisor	(61,394)
NET EXPENSES	317,494

NET INVESTMENT INCOME	78,945

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Unaffiliated Investments	(228,286)
Foreign currency transactions	(117,831)
Options Purchased	(37,037)
Options Written	18,721
Securities Sold Short	(7,273)
Net change in unrealized appreciation (depreciation) on:
Unaffiliated Investments	239,027
Affiliated Investments	10,617
Foreign currency translations	(108)
Securities Sold Short	155,049

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	32,879

NET INCREASE IN NET ASSETS FROM OPERATIONS	$111,824

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2016	April 30, 2016
	(Unaudited)
FROM OPERATIONS
Net investment income	$78,945	$251,696
Net realized gain (loss) from investments, foreign currency transactions, options and securities sold short	(371,706)	230,756
Net change in unrealized appreciation (depreciation) on investments, foreign currency translations, options and securities sold short	404,585	(1,958,003)
Net increase (decrease) in net assets resulting from operations	111,824	(1,475,551)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income:
Class A	(37,351)	(73,814)
Class C	—	(6,287)
Class I	(39,980)	(152,752)
Net decrease in net assets from distributions to shareholders	(77,331)	(232,853)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1,853,025	19,334,197
Class C	56,128	72,678
Class I	675,000	8,062,243
Net asset value of shares issued in reinvestment of distributions to shareholders:
Class A	33,593	65,790
Class C	—	5,410
Class I	36,651	138,793
Redemption fee proceeds:
Class A	5,094	7,171
Class C	346	838
Class I	2,785	5,443
Payments for shares redeemed:
Class A	(8,697,331)	(7,224,230)
Class C	(385,563)	(737,951)
Class I	(5,879,804)	(12,110,945)
Net increase (decrease) in net assets from shares of beneficial interest	(12,300,076)	7,619,437

TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,265,583)	5,911,033

NET ASSETS
Beginning of Period	37,501,358	31,590,325
End of Period *	$25,235,775	$37,501,358
* Includes accumulated net investment loss of:	$(4,961)	$(6,575)

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the	For the
	Six Months Ended	Year Ended
	October 31, 2016	April 30, 2016
SHARE ACTIVITY	(Unaudited)
Class A:
Shares Sold	215,671	2,238,482
Shares Reinvested	3,909	7,494
Shares Redeemed	(1,013,273)	(800,755)
Net increase (decrease) in shares of beneficial interest outstanding	(793,693)	1,445,221
Class C:
Shares Sold	6,698	8,112
Shares Reinvested	—	613
Shares Redeemed	(45,903)	(85,465)
Net decrease in shares of beneficial interest outstanding	(39,205)	(76,740)
Class I:
Shares Sold	78,058	916,891
Shares Reinvested	4,242	15,534
Shares Redeemed	(678,291)	(1,376,660)
Net decrease in shares of beneficial interest outstanding	(595,991)	(444,235)

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund

STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended October 31, 2016

CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets resulting from operations	$111,824
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:

Changes in operating Assets and Liabilities:
Proceeds from disposition of long-term investment securities	25,745,792
Purchases of long-term investment securities	(17,726,023)
Sale of short-term investments, net	2,084,479
Proceeds from securities sold short	4,232,304
Decrease in deposits with brokers for short sales	(5,337,130)
Decrease in interest and dividends receivable	36,635
Dencrease in receivables for securities sold	1,699,202
Decrease in prepaid expenses	4,780
Decrease in receivable for Advanced Commissions	2,500
Decrease in payable for securities purchased	(1,612,457)
Decrease in accrued expenses and other liabilities	(21,089)
Increase in interest payable	31
Amortization and acretion of premium and discount	(3,133)
Net change in unrealized appreciation (depreciation)	(404,585)
Net realized loss	(371,706)
Net cash provided by operating activities	8,441,424

CASH FLOWS FROM FINANCING ACTIVITIES
Fund shares issued	2,586,388
Fund shares redeemed	(14,693,106)
Fund shares reinvested	70,244
Redemption fee proceeds	8,225
Cash distributions paid	(77,331)
Increase in payable for Fund shares redeemed	(269,592)
Decrease in receivable for Fund shares sold	2,232
Net cash used in financing activities	(12,372,940)

Net decrease in cash	(3,931,516)

CASH:
Beginning balance	3,763,322
Ending balance	$(168,194)

SUPPLEMENTAL CASH FLOW INFORMATION
Cash paid for interest expense	$1,558

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class A

	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31,		April 30,		April 30,		April 30,		April 30,	April 30,
	2016		2016		2015		2014		2013	2012
	(Unaudited)
Net asset value, beginning of period	$8.59		$9.18		$8.85		$8.80		$8.60	$10.40

Activity from investment operations:
Net investment income (1)	0.02		0.08		0.09		0.04		0.13	0.19
Net realized and unrealized gain (loss) on investments	0.02		(0.62)		0.33		0.06		0.39	(0.98)
Total from investment operations	0.04		(0.54)		0.42		0.10		0.52	(0.79)

Paid-in-capital from redemption fees	0.00	(2)	0.01		0.00	(2)	0.00	(2)	0.00 (2)	0.00 (2)

Less distributions from:
Net investment income	(0.02)		(0.06)		(0.09)		(0.05)		(0.32)	—
Net realized gains	—		—		—		—		—	(1.01)
Total distributions	(0.02)		(0.06)		(0.09)		(0.05)		(0.32)	(1.01)

Net asset value, end of period	$8.61		$8.59		$9.18		$8.85		$8.80	$8.60

Total return (3)	0.45	% (4)	(5.75)%		4.78%		1.18%		6.21%	(7.14)%

Net assets, end of period (000s)	$16,041		$22,830		$11,122		$11,508		$7,717	$6,943

Ratio of gross expenses to average net assets (5)	2.49	% (6,7)	3.20	% (6)	3.01	% (6)	2.31	% (6)	2.54%	1.77%

Ratio of net expenses to average net assets (5)	2.09	% (7,8)	2.62	% (8)	2.83	% (8)	2.14	% (8)	1.95%	1.77%

Ratio of net investment income to average net assets (9)	0.37	% (7)	0.86%		1.02%		0.42%		2.25%	2.03%

Portfolio Turnover Rate	31	% (4)	149%		136%		219%		245%	384%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.11%, 2.12%, and 2.53% for the years ended April 30, 2014, April 30, 2015 and April 30, 2016, respectively and 2.35% for the six months ended October 31, 2016.

(7)	Annualized.

(8)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.95% for the years ended April 30, 2014, April 30, 2015, April 30, 2016 and the six months ended October 31, 2016, respectively.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31,		April 30,		April 30,		April 30,		April 30,	April 30,
	2016		2016		2015		2014		2013	2012
	(Unaudited)
Net asset value, beginning of period	$8.41		$9.00		$8.69		$8.69		$8.38	$10.24

Activity from investment operations:
Net investment income (loss) (1)	(0.01)		0.01		0.02		(0.03)		0.06	0.15
Net realized and unrealized gain (loss) on investments	0.01		(0.57)		0.33		0.06		0.39	(1.00)
Total from investment operations	(0.00	) (2)	(0.56)		0.35		0.03		0.45	(0.85)

Paid-in-capital from redemption fees (2)	0.00		0.00		0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	—		(0.03)		(0.04)		(0.03)		(0.14)	—
Net realized gains	—		—		—		—		—	(1.01)
Total distributions	—		(0.03)		(0.04)		(0.03)		(0.14)	(1.01)

Net asset value, end of period	$8.41		$8.41		$9.00		$8.69		$8.69	$8.38

Total return (3)	0.12	% (4)	(6.40)%		3.99%		0.36%		5.44%	(7.86%)

Net assets, end of period (000s)	$1,247		$1,576		$2,379		$2,282		$577	$1,278

Ratio of gross expenses to average net assets (5)	3.27	% (6,7)	4.13	% (6)	3.76	% (6)	3.06	% (6)	3.29%	2.57%

Ratio of net expenses to average net assets (5)	2.87	% (7,8)	3.44	% (8)	3.58	% (8)	2.89	% (8)	2.70%	2.57%

Ratio of net investment income (loss) to average net assets (9)	(0.19	)% (7)	0.08%		0.24%		(0.33)%		1.46%	1.69%

Portfolio Turnover Rate	31	% (4)	149%		136%		219%		245%	384%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 2.86%, 2.88%, and 3.40% for the years ended April 30, 2014, April 30, 2015 and April 30, 2016, respectively and 3.10% for the six months ended October 31, 2016.

(7)	Annualized.

(8)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 2.70% for the years ended April 30, 2014, April 30, 2015, April 30, 2016 and the six months ended October 31, 2016, respectively.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class I

	For the		For the		For the		For the		For the	For the
	Six Months Ended		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	October 31,		April 30,		April 30,		April 30,		April 30,	April 30,
	2016		2016		2015		2014		2013	2012
	(Unaudited)
Net asset value, beginning of period	$8.65		$9.24		$8.90		$8.84		$8.68	$10.46

Activity from investment operations:
Net investment income (1)	0.04		0.10		0.12		0.06		0.15	0.34
Net realized and unrealized gain (loss) on investments	0.01		(0.61)		0.33		0.07		0.39	(1.11)
Total from investment operations	0.05		(0.51)		0.45		0.13		0.54	(0.77)

Paid-in-capital from redemption fees (2)	0.00		0.00		0.00		0.00		0.00	0.00

Less distributions from:
Net investment income	(0.04)		(0.08)		(0.11)		(0.07)		(0.38)	—
Net realized gains	—		—		—		—		—	(1.01)
Total distributions	(0.04)		(0.08)		(0.11)		(0.07)		(0.38)	(1.01)

Net asset value, end of period	$8.66		$8.65		$9.24		$8.90		$8.84	$8.68

Total return (3)	0.55	% (4)	(5.50)%		5.13%		1.43%		6.42%	(6.90)%

Net assets, end of period (000s)	$7,949		$13,095		$18,089		$22,063		$15,921	$13,471

Ratio of gross expenses to average net assets (5)	2.24	% (6,7)	3.13	% (6)	2.75	% (6)	2.06	% (6)	2.30%	1.49%

Ratio of net expenses to average net assets (5)	1.85	% (7,8)	2.44	% (8)	2.58	% (8)	1.89	% (8)	1.70%	1.49%

Ratio of net investment income to average net assets (9)	0.85	% (7)	1.08%		1.28%		0.67%		2.51%	3.57%

Portfolio Turnover Rate	31	% (4)	149%		136%		219%		245%	384%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the year.

(2)	Represents less than $0.01 per share.

(3)	Total returns shown exclude the effect of applicable sales loads/redemption fees.

(4)	Not annualized.

(5)	The ratios of expenses to average net assets do not reflect the Fund’s proportionate share of expenses of underlying investment companies in which the Fund invests.

(6)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of gross expenses to average net assets would have been 1.86%, 1.87%, and 2.39% for the years ended April 30, 2014, April 30, 2015 and April 30, 2016, respectively and 2.09% for the six months ended October 31, 2016.

(7)	Annualized.

(8)	Includes dividends from securities sold short and interest expense. Excluding dividends from securities sold short and interest expense, the ratio of net expenses to average net assets would have been 1.70% for the years ended April 30, 2014, April 30, 2015, April 30, 2016 and the six months ended October 31, 2016, respectively.

(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
October 31, 2016

1.	ORGANIZATION

The EAS Crow Point Alternatives Fund is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund commenced operations on August 14, 2008. The Fund’s investment objective is preservation and growth of capital.

The Fund currently offers three classes of shares: Class A, Class C and Class I shares. Class C and Class I shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.50%. There are no sales charges on reinvested distributions. If you invest in more than one class of the Fund, you should notify the Fund of your combined Class A purchase amount in order to determine whether you qualify for a reduced sales charge. You can also qualify for a sales charge reduction or waiver through a right of accumulation or a letter of intent if you are a U.S. resident. See the discussions of “Right of Accumulation” and “Letter of Intent” in the Fund’s prospectus.

You may be able to buy Class A Shares without a sales charge (i.e. “load-waived”) when you are:

●	Current and retired directors and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.

●	Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).

●	Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.

●	Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.

●	Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.

●	Institutional investors (which may include bank trust departments and registered investment advisers).

●	Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.

●	Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.

●	Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures, ongoing service fees and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution and service fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees of the Trust (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Underlying open-end investment companies are valued at their respective net asset values as reported by such investment companies. The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the boards of the Underlying Funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of the security issuer on an as needed basis to assist in determining a security specific fair value. The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the advisor to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of October 31, 2016 for the Fund’s investments measured at fair value:

EAS Crow Point Alternatives Fund

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$6,378,534	$—	$—	$6,378,534
Hedge Funds	—	6,249,218	—	6,249,218
Equity Funds	5,929,342	—	—	5,929,342
Preferred Stock	598,577	—	—	598,577
Exchange Traded Funds	1,438,511	—	—	1,438,511
Bonds & Notes	—	4,689,499	199,611	4,889,110
Total	$14,344,964	$10,938,717	$199,611	$25,483,292
Liabilities *	Level 1	Level 2	Level 3	Total
Securities Sold Short	$3,564,201	$—	$—	$3,564,201
Total	$3,564,201	$—	$—	$3,564,201

There were no transfers into or out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

*	Refer to the Portfolio of Investments for industry classification.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

EAS Crow Point
Alternatives Fund
Beginning Balance April 30, 2016	$346,572
Depreciation	(1,533)
Proceeds from Sales	(145,428)
Ending Balance October 31, 2016	$199,611

The significant unobservable inputs used in the fair value measurement of the Fund’s Level 3 security are: (1) the review of observed traded levels; (2) the review of a broker quote if available; (3) matrix pricing mechanism (by observation of peer assets or similar assets). The five drivers of matrix pricing include:

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

1.	Credit rating of the Collateralized Loan Obligation (“CLO”) - which is the primary driver of the CLO price. This is the clearest indication of the bond’s position within the capital structure of the securitization. S&P: AAA, AA+, AA, AA-, A+, A, A-, BBB+, BBB, BBB-, BB+, BB, BB-, B+, B, B-, Equity (unrated). Moody’s: Aaa, Aa1, Aa2, Aa3, A1, A2, A3, Baa1, Baa2, Baa3, Ba1, Ba2, Ba3, B1, B2, B3, Equity (unrated). Prices of similarly rated bonds are expected to be similar at the same maturity range.

2.	Maturity profile/vintage of the asset. A shorter maturity is associated with lower risk and higher fair value price. A longer bond is associated with higher risk and lower fair value price. Typical range is 0 to 8 years.

3.	Manager quality (Big players in the space with track records i.e. Credit Suisse and Alcentra (BNY CLO) command higher price.)

4.	CLO Deal - whether it is a 1.0 Deal (pre-financial crisis) or 2.0 Deal (post-financial crisis). 1.0 deals are priced higher since the trade collateral cannot be tampered with in deals that are out of the “Reinvestment Period”.

5.	Deal by deal collateral performance. Change in subordination (change in the level of structural protection). Change in underlying collateral prices. Typical range is $97-$103; more it deviates up from $100, better collateral performance: more it deviates down from $100, lower collateral performance.

Significant changes in any of these inputs could result in a significantly lower or higher fair value measurement.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Fund may invest in exchange traded funds (“ETFs”). ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Foreign Currency Translations – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments, are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Options Transactions – Options contracts listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices on the day of valuation. Option contracts not listed on a securities exchange or board of trade for which over-the-counter market quotations are readily available shall be valued at the mean between the current bid and ask prices on the day of valuation. Index options shall be valued at the mean between the current bid and ask prices on the day of valuation.

When the Fund writes a put or call option, an amount equal to the premium received is included in the consolidated statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Short Sales – A “short sale” is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of the security will decline. The Fund is obligated to replace the security borrowed by purchasing it on the open market at a later date. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss, unlimited in size. Conversely, if the price declines, the Fund will realize a gain, limited to the price at which the Fund sold the security short. Certain cash and securities are held as collateral.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with Federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal Income Tax – It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2013-2015), or expected to be taken in the Fund’s 2016 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Nebraska, and foreign jurisdictions where the Fund makes significant investments; however the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

3.	INVESTMENT TRANSACTIONS

For the six months ended October 31, 2016, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $9,380,452 and $19,674,816, respectively.

4.	INVESTMENTS IN AFFILIATED COMPANY

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. A company which is an affiliate of the Fund at October 31, 2016, is noted in the Fund’s Portfolio of Investments. Crow Point Defined Risk Global Equity Fund and Crow Point Alternative Income Fund are mutual funds which are considered affiliates because they are under the control of the same investment advisor.

Transactions during the period with a company that is an affiliate are as follows:

	Value-			Dividends		Change in
	Beginning of		Sales	Credited to	Realized	Unrealized	Value - End of
Description	Period	Purchases	Proceeds	Income	Gain/Loss	Gain/Loss	Period
Crow Point Defined Risk Global Equity Fund	$431,753	$—	$—	$—	$—	$(14,478)	$417,275
Crow Point Alternative Income Fund	2,993,836	2,000,000	—	—	—	26,411	5,020,247
Crow Point Global Dividend Plus Fund	—	499,993	—	—	—	(8,173)	491,820

5.	DERIVATIVE TRANSACTIONS

Transactions in option contracts written during the six months ended October 31, 2016 were as follows:

	Options Written
	Contracts	Premium
Outstanding at Beginning of Period	—	$—
Options written	375	22,228
Options closed	(34)	(5,335)
Options expired	(341)	(16,893)
Outstanding at End of Period	—	—

For the six months ended October 31, 2016, the amount of net realized gain on written options subject to equity price risk amounted to $18,721. The figures for written options can be found in the Statement of Operations under the line item net realized gain (loss) from options written. For the six months ended October 31, 2016, the amount of net realized loss on purchased options subject to equity price risk amounted to $37,037. The figures for purchased options can be found in the Statement of Operations under the line item net realized gain (loss) from options purchased.

The amounts realized on derivative instruments during the year as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Fund.

6.	ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS

Crow Point Partners, LLC (the “Advisor”), serves as the investment advisor to the Fund. Pursuant to an advisory agreement between the Advisor and the Trust, on behalf of the Fund, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended October 31, 2016, the Fund incurred $152,818 of advisory fees payable to the Advisor.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until August 31, 2017, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investment in other collective investment vehicles or derivative instruments (include for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Advisor) do not exceed 1.95%, 2.70% and 1.70% per annum of the Fund’s average daily net assets for Class A, Class C and Class I shares, respectively (the “Expense Limitation”). During the six months ended October 31, 2016, the Advisor waived fees and reimbursed expenses of $61,394.

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund’s Operating Expenses attributable to Class A, Class C and Class I shares are subsequently less than the Expense Limitation, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund’s expenses to exceed the Expense Limitation. If Fund Operating Expenses attributable to Class A, Class C and Class I shares subsequently exceed the Expense Limitation the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). As of October 31, 2016, the total amount of expenses waived/reimbursed subject to recapture was $289,586, of which $51,265 will expire on April 30, 2017, $61,035 will expire on April 30, 2018 and $177,286 will expire on April 30, 2019.

Distributor – The distributor of the Fund is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Fund, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, the Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets of Class C shares for such distribution and shareholder service activities. During the six months ended October 31, 2016, pursuant to the Plan, Class A shares paid $24,169 and Class C shares paid $6,920.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. During the six months ended October 31, 2016, the Distributor did not receive any underwriting commissions.

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A Trustee and certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Fund.

7.	REDEMPTION FEE

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 30 days. The redemption fee is paid directly to the Fund from which the redemption is made. For the six months ended October 31, 2016, the Fund assessed $5,094, $346 and $2,785 for Class A, Class C and Class I shares, respectively.

EAS Crow Point Alternatives Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
October 31, 2016

8.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended April 30, 2016 and April 30, 2015 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	April 30, 2016	April 30, 2015
Ordinary Income	$232,853	$392,844
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$232,853	$392,844

As of April 30, 2016, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Post October Loss	Capital Loss	Other	Unrealized	Total
and	Carry	Book/Tax	Appreciation/	Accumulated
Late Year Loss	Forwards	Differences	(Depreciation)	Earnings/(Deficits)
$(116,679)	$(3,086,444)	$(1,333)	$(50,008)	$(3,254,464)

The difference between book basis and tax basis undistributed net investment loss, accumulated net realized loss, and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and straddles, mark-to-market on passive foreign investment companies, and adjustments for partnerships, real estate investment trusts and C-Corporation return of capital distributions. In addition, the amount listed under other book/tax differences for the Fund is primarily attributable to the tax deferral of losses on straddles.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such late year losses of $8,978.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $107,701.

At April 30, 2016, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains as follows:

	Non-Expiring	Non-Expiring
Expiring FYE	Short-Term	Long-Term	Total
$—	$3,086,444	$—	$3,086,444

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of foreign currency gains/(losses), paydowns and C-Corporation return of capital distributions, and adjustments for real estate investment trusts, partnerships, passive foreign investment companies and the capitalization of in lieu dividend payments, resulted in reclassifications for the year ended April 30, 2016 as follows:

EAS Crow Point Alternatives Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

October 31, 2016

Paid	Undistributed	Accumulated
In	Net Investment	Net Realized
Capital	Income (Loss)	Gains (Loss)
$—	$(108,115)	$108,115

9.	NEW ACCOUNTING PRONOUNCEMENT

On October 13, 2016 the Securities and Exchange Commission amended existing rules intended to modernize reporting and disclosure of information. These amendments relate to Regulation S-X which sets forth the form and content of financial statements. At this time, management is evaluating the implications of adopting these amendments and their impact on the financial statements and accompanying notes.

10.	SUBSEQUENT EVENTS

Subsequent events after the balance sheet date have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

EAS Crow Point Alternatives Fund
EXPENSE EXAMPLES (Unaudited)
October 31, 2016

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs including sales loads and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the EAS Crow Point Alternatives Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the six months from May 1, 2016 through October 31, 2016.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as contingent deferred sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

					Hypothetical
					(5% return before
			Actual		expenses)
	Fund’s	Beginning	Ending	Expenses	Ending	Expenses
	Annualized	Account	Account	Paid	Account	Paid
	Expense	Value	Value	During	Value	During
	Ratio	5/1/16	10/31/16	Period*	10/31/16	Period*
EAS Crow Point Alternatives Fund Class A	2.09%	$1,000.00	$1,004.50	$ 10.57	$1,014.66	$ 10.62
EAS Crow Point Alternatives Fund Class C	2.87%	$1,000.00	$1,001.20	$ 14.48	$1,010.74	$ 14.55
EAS Crow Point Alternatives Fund Class I	1.85%	$1,000.00	$1,005.50	$ 9.34	$1,015.89	$ 9.39

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

EAS Crow Point Alternatives Fund
SUPPLEMENTAL INFORMATION (Unaudited)
October 31, 2016

EAS Crow Point Alternative Fund (Advisor Crow Point Partners, LLC) *

In connection with the regular meeting held on February 24 & 25, 2016 the Board of Trustees (the “Board” or the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Crow Point Partners, LLC (“CPP”) and the Trust, with respect to EAS Crow Point Alternatives Fund (the “Fund” or “EAS”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

Nature, Extent and Quality. The Trustees noted that the adviser was founded in 2006 and is currently managing over $1.1 billion in assets, specializing in the management of global equities, global equity income, fixed income, and alternative investment strategies for separately managed accounts, hedge funds, and mutual funds. They reviewed the background information on the key investment personnel responsible for servicing the Fund taking into consideration their education and noting that the investment team is a veteran group with broad financial industry experience. They noted the adviser’s investment process utilizes a proprietary quantitative research tool to identify companies that meet its investment criteria followed by reviewing fundamentally available information and data pertaining to the companies to determine their attractiveness and appropriateness for inclusion in the Fund’s portfolio relative to peers. The Trustees considered that the adviser evaluates the Fund’s exposure to region, country, sector and market capitalization in order to maintain balanced exposure. They agreed that although not all strategy risks can be eliminated, the adviser demonstrated that it has the experience necessary to maintain a strong risk management program, and are knowledgeable with the various risk factors related to the strategy and have mitigation methods in place to manage risk. They acknowledged that the adviser has a fairly large network of broker-dealers they use to execute a variety of trades and exhibits a robust process to determine best execution. They noted the adviser reported no material compliance or litigation issues. The Board noted that the adviser appears to have sufficient resources to support an intricate investment process that combines the research of both quantitative and fundamental factors. The Board also noted that the adviser maintains both a strong compliance culture and risk management program to support its operation. The Board concluded that CPP has performed well and should continue to provide quality service to the Fund and its shareholders.

Performance. The Trustees noted that when comparing the Fund to its Morningstar category, the Fund exhibits a lower standard deviation along with a higher mean return resulting in a higher Sharpe ratio of 35 bps versus 17 bps for the category. They further noted that Fund has lagged the adviser chosen benchmark in recent periods. The Trustees considered that the Fund has done a good job at capturing more upside than the Morningstar category while still limiting downside capture. They agreed that the Fund is providing sufficient upside to provide capital appreciation and is accomplishing its objective. The Trustees concluded that the adviser should be retained to the benefit of shareholders.

Fees and Expenses. The Trustees noted the adviser charges an advisory fee of 1.00% to the Fund. They acknowledged that the advisory fee is lower than the peer group and Morningstar category averages of 1.32% and 1.12%, respectively. The Trustees considered the Fund’s net expense ratio of 2.61% noting that it is higher than the peer group and Morningstar category averages, but considered that approximately 0.88% of the Fund’s total expenses are attributable to interest on securities sold short and dividend expenses, and not actual Fund operating expenses. The Trustees concluded that the advisory fee was reasonable.

Profitability. The Trustees considered the adviser’s profitability in connection with its relationship with the Fund. They noted that although the adviser has realized a profit in connection with its relationship with the Fund, the amount was relatively small in terms of actual dollars. After discussion, the Trustees concluded that, based on the profitability analysis provided by the adviser, it does not appear that the adviser was excessively profitable from its relationship with the Fund.

EAS Crow Point Alternatives Fund
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
October 31, 2016

Economies of Scale. The Trustees considered whether the adviser had realized economies of scale in the management of the Fund. They noted the adviser has contractually agreed to limit Fund expenses pursuant to an expense limitation agreement. The Trustees acknowledged that the adviser has also indicated a willingness to consider breakpoints as Fund assets grow. After discussion, the Trustees concluded that based on the current size of the Fund, although economies do not appear to have been reached at this time, the matter of economies of scale would be revisited at the next renewal of the agreement and as the Fund size materially increases.

Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the advisory agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that renewal of the advisory agreement is in the best interests of the shareholders of EAS.

*	Due to timing of the contract approval schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

Northern Lights Fund Trust

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust

What we do:
How does Northern Lights Fund Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliated to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-EAS-0757 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-EAS-0757.

INVESTMENT ADVISOR
Crow Point Partners, LLC
25 Recreation Park Drive, Suite 110
Hingham, MA 02043

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Dr., Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 1/5/17

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer

Date 1/5/17

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer

Date 1/5/17